Janus Henderson International Dividend Fund Expense Example - Class D Shares [Member] - Janus Henderson International Dividend Fund - Class D	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	336
Expense Example, with Redemption, 5 Years	600
Expense Example, with Redemption, 10 Years	$ 1,354